Income Taxes (Operating Loss and Tax Credit Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	¥ 212,597
Tax credit carryforwards	54,062
2023
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	4,881
Tax credit carryforwards	458
2024
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	5,145
Tax credit carryforwards	328
2025
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	84,109
Tax credit carryforwards	188
2026
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	53,634
Tax credit carryforwards	94
2027
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	543
Tax credit carryforwards	151
2028
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	0
Tax credit carryforwards	55
2029 and thereafter
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	24,022
Tax credit carryforwards	45,367
No definite expiration date
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	40,263
Tax credit carryforwards	¥ 7,421